Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Assets (CHF million)
Cash and Due from Banks	475	782
Interest-bearing deposits with banks	624	579	405	336
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	119,318	158,673	117,340
Securities received as collateral	30,191	33,761	30,191	32,057
Trading assets	284,058	300,597	279,553	302,626
Investment securities	5,324	5,602	5,158	5,404
Other investments	9,710	9,340	9,751	11,147
Loans	20,515	18,868	20,694	19,191
Other intangible assets (mortgage servicing rights)	63	61	70	50
Other assets	37,002	35,233	35,765	37,887
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	29,787		26,052
Trading assets	177,934		155,329
Investment securities	4,036		3,658
Other investments	244		424
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	5,247		5,451
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	217,248		190,914
Less other investments - equity at fair value attributable to noncontrolling interests	(189)		(295)
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	217,059		190,619
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	244		424
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	70		94
Trading assets	99,561		82,241
Investment securities	3,722		3,649
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	72,102		61,507
Investment securities	3,233		3,302
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	3		340
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	26,732		19,331
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,717		25,958
Trading assets	59,797		57,398
Investment securities	314		9
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	10,026		6,455
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,914		2,017
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1		1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	7,317		3,929
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Other.
Assets (CHF million)
Trading assets	8,550		9,235
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	475
Interest-bearing deposits with banks	624		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	147,535		157,469
Securities received as collateral	404		3,946
Trading assets	935,782		974,596
Investment securities	1,196		1,398
Other investments	308		282
Loans	14,115		13,852
Loans - of which commercial and industrial	7,856		7,591
Loans - of which financial institutions	5,162		5,480
Other intangible assets (mortgage servicing rights)	0		0
Other assets	25,329		23,050
Other assets - of which loans held-for-sale	13,029		12,104
Total assets at fair value	1,125,768		1,174,998
Less other investments - equity at fair value attributable to noncontrolling interests	(102)		(99)
Less assets consolidated under ASU 2009-17	(9,099)		(9,304)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,116,567		1,165,595
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	220		232
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	143		154
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	88		50
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	46		40
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	391		3,895
Trading assets	52,670		52,766
Investment securities	1,113		1,315
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	8,864		8,123
Investment securities	0		0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	382		3,835
Trading assets	25,431		27,622
Investment securities	659		748
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	8,340		5,848
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,730		4,556
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,080		6,570
Investment securities	454		566
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	13		51
Trading assets	8,603		9,039
Investment securities	83		83
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	872,337		909,156
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	723,498		724,203
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	63,700		75,091
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	27,293		32,734
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	45,537		61,120
Level 2 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,172		3,635
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186		1,204
Securities received as collateral	0		193
Trading assets	19,277		22,278
Investment securities	92		102
Other investments	9,158		9,045
Loans	6,400		6,842
Loans - of which commercial and industrial	3,978		4,559
Loans - of which financial institutions	2,093		2,179
Other intangible assets (mortgage servicing rights)	63		70
Other assets	6,635		7,469
Other assets - of which loans held-for-sale	6,052		6,901
Total assets at fair value	42,811		47,203
Less other investments - equity at fair value attributable to noncontrolling interests	(3,899)		(3,944)
Less assets consolidated under ASU 2009-17	(3,499)		(4,003)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	35,413		39,256
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,443		4,306
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,143		3,136
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	274		266
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	178		172
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,519		2,504
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,519		2,504
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,922		1,969
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		112
Trading assets	7,935		10,028
Investment securities	91		102
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	51		358
Investment securities	19		18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		112
Trading assets	4,125		5,076
Investment securities	39		43
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	1,253		1,786
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,364		1,517
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	654		727
Investment securities	33		41
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		81
Trading assets	429		467
Investment securities	1		0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	8,586		9,587
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,195		2,547
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1,045		1,040
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,247		2,732
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,091		2,171
Level 3 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,327		2,196
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(848,935)		(872,650)
Investment securities	0		0
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	(209)		(205)
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	(849,144)		(872,855)
Less other investments - equity at fair value attributable to noncontrolling interests	0		0
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(849,144)		(872,855)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(848,935)		(872,650)
Netting impact | Recurring basis | Other.
Assets (CHF million)
Trading assets	0		0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	475
Interest-bearing deposits with banks	624		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721		158,673
Securities received as collateral	30,191		30,191
Trading assets	284,058		279,553
Investment securities	5,324		5,158
Other investments	9,710		9,751
Loans	20,515		20,694
Loans - of which commercial and industrial	11,834		12,150
Loans - of which financial institutions	7,255		7,659
Other intangible assets (mortgage servicing rights)	63		70
Other assets	37,002		35,765
Other assets - of which loans held-for-sale	19,081		19,005
Total assets at fair value	536,683		540,260
Less other investments - equity at fair value attributable to noncontrolling interests	(4,190)		(4,338)
Less assets consolidated under ASU 2009-17	(12,598)		(13,307)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	519,895		522,615
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,443		4,306
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	3,143		3,136
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	494		498
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	321		326
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,851		2,978
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,565		2,544
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,922		1,969
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	461		4,101
Trading assets	160,166		145,035
Investment securities	4,926		5,066
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	81,017		69,988
Investment securities	3,252		3,320
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	382		3,947
Trading assets	29,559		33,038
Investment securities	698		791
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	36,325		26,965
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	6,094		6,073
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,734		7,297
Investment securities	487		607
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,730		26,090
Trading assets	68,829		66,904
Investment securities	398		92
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	42,014		52,548
Total - at fair value | Recurring basis | Other.
Assets (CHF million)
Trading assets	13,049		15,066